INCOME TAXES - Temporary Differences Asset (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Non-capital loss carryforwards	$ 189	$ 93
Investments	130	296
Insurance-related liabilities	(371)	(60)
Other policyholder funds	60	58
Deferred policy acquisition costs	(77)	(4)
Tax credit carryforwards	15	8
Bermuda corporate income tax	399	35
Value of business acquired and other intangible assets	65	40
Reinsurance recoverables	347	0
Other	3	(34)
Total deferred tax asset	$ 760	$ 432